CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	88,233,766	86,624,643
Ordinary shares, shares outstanding	88,233,766	86,624,643